SCHEDULE OF LONG TERM INVESTMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investments, All Other Investments [Abstract]
Long term investments, beginning balance	$ 1,513,600	$ 1,516,900
Foreign currency translation adjustments	143,152	(3,300)
Additions	19,000,000
Long term investments, ending balance	$ 20,656,752	$ 1,513,600